Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	14
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,991,731.44

Principal:
Principal Collections	$34,900,694.60
Prepayments in Full	$21,708,039.24
Liquidation Proceeds	$282,897.16
Recoveries	$17,750.18
Sub Total	$56,909,381.18
Collections	$59,901,112.62

Purchase Amounts:
Purchase Amounts Related to Principal	$83,167.78
Purchase Amounts Related to Interest	$205.01
Sub Total	$83,372.79

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$59,984,485.41

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	14
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$59,984,485.41
Servicing Fee	$1,127,404.59	$1,127,404.59	$0.00	$0.00	$58,857,080.82
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$58,857,080.82
Interest - Class A-2 Notes	$88,152.05	$88,152.05	$0.00	$0.00	$58,768,928.77
Interest - Class A-3 Notes	$320,194.00	$320,194.00	$0.00	$0.00	$58,448,734.77
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$58,306,008.10
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$58,306,008.10
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$58,243,374.43
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$58,243,374.43
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$58,171,770.43
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$58,171,770.43
Regular Principal Payment	$53,478,687.10	$53,478,687.10	$0.00	$0.00	$4,693,083.33
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$4,693,083.33
Residual Released to Depositor	$0.00	$4,693,083.33	$0.00	$0.00	$0.00

Total		$59,984,485.41

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$53,478,687.10
Total					$53,478,687.10
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$53,478,687.10	$77.97	$88,152.05	$0.13	$53,566,839.15	$78.10
Class A-3 Notes	$0.00	$0.00	$320,194.00	$0.47	$320,194.00	$0.47
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$53,478,687.10	$25.40	$685,310.39	$0.33	$54,163,997.49	$25.73

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	14

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$211,564,920.02	0.3084486	$158,086,232.92	0.2304800
Class A-3 Notes	$686,130,000.00	1.0000000	$686,130,000.00	1.0000000
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$1,219,774,920.02	0.5792866	$1,166,296,232.92	0.5538889

Pool Information
Weighted Average APR	2.655%	2.646%
Weighted Average Remaining Term	45.91	45.09
Number of Receivables Outstanding	56,729	55,159
Pool Balance	$1,352,885,508.25	$1,295,634,585.80
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,261,888,051.28	$1,208,409,364.18
Pool Factor	0.6002097	0.5748102

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$87,225,221.62
Targeted Overcollateralization Amount	$129,338,352.88
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$129,338,352.88

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	14
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		88	$276,123.67
(Recoveries)		22	$17,750.18
Net Loss for Current Collection Period			$258,373.49
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2292%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0493%
Second Prior Collection Period			0.0356%
Prior Collection Period			-0.0027%
Current Collection Period			0.2341%
Four Month Average (Current and Prior Three Collection Periods)			0.0791%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,695	$3,415,329.88
(Cumulative Recoveries)			$600,037.48
Cumulative Net Loss for All Collection Periods			$2,815,292.40
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1249%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,014.94
Average Net Loss for Receivables that have experienced a Realized Loss			$1,660.94

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.52%	251	$6,703,855.90
61-90 Days Delinquent	0.07%	34	$961,165.20
91-120 Days Delinquent	0.00%	2	$20,200.99
Over 120 Days Delinquent	0.02%	11	$266,869.60
Total Delinquent Receivables	0.61%	298	$7,952,091.69

Repossession Inventory:
Repossessed in the Current Collection Period		11	$265,357.91
Total Repossessed Inventory		21	$644,431.03

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0565%
Prior Collection Period			0.0652%
Current Collection Period			0.0852%
Three Month Average			0.0690%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0963%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	July 2021
Payment Date	8/16/2021
Transaction Month	14

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	145	$4,360,943.68
2 Months Extended	152	$4,816,709.07
3+ Months Extended	18	$563,323.38

Total Receivables Extended	315	$9,740,976.13

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer